PGIM S&P 500 Buffer 20 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 108.8%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $174,782)(wb)	174,782	$174,782
Options Purchased*~ 108.0%
(cost $21,684,511)		23,855,625

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.8% (cost $21,859,293)		24,030,407
Options Written*~ (8.8)%
(premiums received $880,520)		(1,942,431)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $20,978,773)		22,087,976
Liabilities in excess of other assets(z) (0.0)%		(7,423)

Net Assets 100.0%		$22,080,553

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59		376		38	$23,407,985
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39		376		38	447,640
Total Options Purchased (cost $21,684,511)								$23,855,625
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$620.98		376		38	$(1,800,427)
SPDR S&P 500 ETF Trust	Put	03/31/26	$447.51		376		38	(142,004)
Total Options Written (premiums received $880,520)								$(1,942,431)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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